Discontinued operations - Summary of Net Result From Discounted Operations (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of single amount of discontinued operations [line items]
Total net result from discontinued operations (before non-controlling interests)	[1]	€ 0	€ 0	€ 441
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Total net result from discontinued operations (before non-controlling interests)				€ 448

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.